CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Amortization of debt discount	$ 4,198,105
Convertible Note - Clayton A. Struve
Accrued interest	75,301	$ 71,562
Convertible Note - Ronald P. Erickson and Affiliates
Accrued interest	$ 145,202	$ 145,202